Nuveen Municipal Income Fund, Inc.
Portfolio of Investments July 31, 2023
(Unaudited)
NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.4%
X – MUNICIPAL BONDS - 98 .4%
X 97,465,763
Alabama - 3.6%
$ 1,255 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 AA-   $ 1,353,141
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   1,032,060
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put
7/01/29)
4/29 at 100.18 A1   1,045,070
100 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   90,606
Total Alabama 3,520,877
Arizona - 5.0%
600 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A+   604,050
275 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.250%, 7/01/43
7/31 at 100.00 BB+   267,701
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA-   1,006,730
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 BBB-   905,450
1,495 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 Aa3   1,579,692
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.250%, 12/01/28
No Opt. Call A3   539,040
Total Arizona 4,902,663
Arkansas - 0.4%
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   199,990
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB   202,976
Total Arkansas 402,966
California - 4.7%
2,120 Brea Olinda Unified School District, Orange County, California, General
Obligation Bonds, Series 1999A, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call Aa2   2,120,000
500 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A+   500,380
500 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
8/23 at 100.00 N/R   497,895

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+   $ 365,157
275 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
4.000%, 4/01/36
4/27 at 100.00 A   275,332
15 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(5)
9/23 at 100.00 N/R   15,071
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call A   371,361
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A-   509,290
Total California 4,654,486
Colorado - 12.7%
1,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+   973,860
Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2013A:
150 5.125%, 12/01/29, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB  (6) 150,810
250 5.375%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB  (6) 251,552
350 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan Society
Project, Refunding Series 2017, 5.000%, 6/01/42, (Pre-refunded
6/01/27)
6/27 at 100.00 N/R  (6) 376,183
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA   983,200
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   454,345
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 A-   1,031,860
750 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 AA+   752,318
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/43, (AMT)
12/28 at 100.00 A+   1,436,125
700 Erie Farm Metropolitan District, Erie, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement,
Series 2021, 5.000%, 12/01/46 - AGM Insured
12/31 at 100.00 AA   754,306
700 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   700,406
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47
- BAM Insured
12/31 at 100.00 AA   947,390
500 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   501,955
650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A   576,589
125 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23
No Opt. Call AA-   125,705

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,100 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   $ 1,136,674
463 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding & Improvement Series 2013, 5.000%, 12/01/33, (Pre-
refunded 12/01/23), 144A
12/23 at 100.00 N/R  (6) 465,315
525 Waterview II Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 N/R   482,008
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   471,445
Total Colorado 12,572,046
Delaware - 0.1%
100 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   101,404
Total Delaware 101,404
District of Columbia - 0.1%
105 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/49
10/29 at 100.00 A-   99,335
Total District of Columbia 99,335
Florida - 4.3%
840 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   840,798
700 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   696,150
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/23 at 102.00 N/R   338,894
380 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/23 at 102.00 N/R   366,704
500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   510,260
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   511,285
1,145 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 A   1,009,524
Total Florida 4,273,615
Georgia - 2.2%
455 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A1   464,987
210 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
4.000%, 11/01/25
11/23 at 100.00 B   198,167

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 500 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 4.000%,
4/01/50
4/30 at 100.00 A+   $ 467,705
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 Aa1   1,049,030
Total Georgia 2,179,889
Hawaii - 1.8%
250 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
8/23 at 100.00 BB   250,285
1,500 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/47, (AMT)
7/32 at 100.00 AA-   1,577,625
Total Hawaii 1,827,910
Illinois - 12.4%
250 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   263,620
500 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 A   549,325
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   427,313
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   681,382
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55
1/32 at 100.00 A+   1,069,330
1,000 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 A   1,008,140
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 BBB+   409,995
1,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 AA-   1,051,790
1,105 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   1,112,448
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   200,188
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 A-   588,433
500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 A-   522,220
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 A-   437,420
1,000 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/41
10/32 at 100.00 A-   1,110,610
1,900 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   2,005,279
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 A   204,252
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35
- NPFG Insured
No Opt. Call A   124,218

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 490 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A2   $ 492,455
Total Illinois 12,258,418
Indiana - 2.7%
735 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   630,417
1,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%,
12/15/46, (AMT), (Mandatory Put 11/15/23)
8/23 at 100.00 Aaa   998,030
1,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 AA   1,071,520
Total Indiana 2,699,967
Iowa - 0.5%
500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   505,915
Total Iowa 505,915
Kansas - 0.5%
500 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B, 5.000%,
9/01/47 - AGM Insured
9/31 at 100.00 AA   534,765
Total Kansas 534,765
Louisiana - 3.2%
1,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 AA+   1,049,170
1,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A   1,258,093
810 Louisiana Stadium and Exposition District, Revenue Bonds, Senior
Series 2023A, 5.000%, 7/01/48
7/33 at 100.00 A2   871,763
Total Louisiana 3,179,026
Maryland - 0.5%
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (6) 507,065
Total Maryland 507,065
Massachusetts - 0.6%
50 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 4.000%, 6/01/49, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (6) 53,705
500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/46
7/26 at 100.00 A-   501,460
Total Massachusetts 555,165
Michigan - 1.0%
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   987,160
Total Michigan 987,160

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 2.1%
$ 75 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 BB+   $ 59,794
265 Dakota County Community Development Agency, Minnesota,
Multifamily Housing Revenue Bonds, Ree-Aster House Apartments,
Series 2020, 4.125%, 6/01/24
8/23 at 100.00 Aaa   264,995
1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 5.000%, 2/15/53
2/28 at 100.00 A-   1,004,790
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series
2017, 4.250%, 9/01/37
9/24 at 100.00 N/R   277,725
500 West Saint Paul-Mendota Heights-Eagan Independent School District
197, Dakota County, Minnesota, General Obligation Bonds, School
Buidling Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA   506,245
Total Minnesota 2,113,549
Mississippi - 1.0%
1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+   1,009,550
Total Mississippi 1,009,550
Missouri - 2.8%
1,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project, Series
2012, 5.000%, 10/01/33
8/23 at 100.00 BBB-   991,910
125 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series
2013C-2, 5.000%, 10/01/34
10/23 at 100.00 A+   125,122
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/54
2/29 at 100.00 AA-   925,170
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+   183,933
335 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017,
4.500%, 10/01/40
10/23 at 100.00 N/R   287,051
225 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R   222,633
Total Missouri 2,735,819
Nebraska - 1.6%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call A   520,725
1,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023, 5.000%, 12/15/48 , (WI/DD)
12/32 at 100.00 Aa3   1,087,390
Total Nebraska 1,608,115
New Jersey - 2.7%
35 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (6) 35,248

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA   $ 110,934
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 A2   551,246
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A2   976,440
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+   1,022,730
Total New Jersey 2,696,598
New York - 3.9%
60 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 B-   52,441
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+   1,638,150
250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   259,747
315 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 A3   330,917
500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%,
2/01/42
2/31 at 100.00 AAA   494,900
500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   491,600
500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.250%, 5/15/47
11/32 at 100.00 AA+   558,135
Total New York 3,825,890
North Carolina - 2.1%
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 Aa1   2,073,480
Total North Carolina 2,073,480
North Dakota - 0.1%
100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   90,222
Total North Dakota 90,222
Ohio - 0.9%
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A3   884,990
Total Ohio 884,990
Oklahoma - 0.7%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   659,803
Total Oklahoma 659,803

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 0.1%
$ 55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R   $ 50,664
Total Oregon 50,664
Pennsylvania - 1.8%
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/40
8/23 at 100.00 B   649,470
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A   518,910
560 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (6) 576,016
Total Pennsylvania 1,744,396
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R   193,838
1,760 0.000%, 7/01/51 7/28 at 30.01 N/R   375,936
500 4.750%, 7/01/53 7/28 at 100.00 N/R   474,740
745 5.000%, 7/01/58 7/28 at 100.00 N/R   726,941
Total Puerto Rico 1,771,455
South Carolina - 0.4%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 BBB-   443,994
Total South Carolina 443,994
South Dakota - 1.4%
100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 BB   86,596
1,300 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 AA-   1,308,827
Total South Dakota 1,395,423
Tennessee - 1.1%
870 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016, 5.000%, 9/01/47
9/26 at 100.00 BBB   845,683
250 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, 5.500%, 7/01/42, (AMT)
7/32 at 100.00 A1   277,893
Total Tennessee 1,123,576
Texas - 7.8%
250 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48 , (WI/DD)
8/32 at 100.00 Aa1   269,557
670 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/40, (Pre-refunded 7/01/25)
7/25 at 100.00 A  (6) 693,423
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 A1   969,060
335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 A+   335,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45
4/30 at 100.00 A+   $ 486,580
500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A+   508,725
125 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
8/23 at 104.00 BB-   121,963
1,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 AA   1,001,160
200 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/43,
(Pre-refunded 9/01/31) (7)
9/31 at 100.00 N/R  (6) 251,942
500 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A+   505,445
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1   241,987
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   307,664
1,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   1,011,170
1,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/32
8/24 at 100.00 A-   1,012,390
Total Texas 7,716,341
Utah - 0.4%
410 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/48, (AMT) , (WI/DD)
7/33 at 100.00 A+   441,574
Total Utah 441,574
Virgin Islands - 0.4%
380 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R   384,993
Total Virgin Islands 384,993
Virginia - 2.1%
1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB   1,275,196
750 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   774,150
Total Virginia 2,049,346
Washington - 1.1%
1,000 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/42, (AMT)
8/32 at 100.00 AA-   1,059,490
Total Washington 1,059,490

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 1.0%
$ 1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   $ 1,027,220
Total West Virginia 1,027,220
Wisconsin - 4.8%
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
4 0.000%, 1/01/46, 144A (4) No Opt. Call N/R   88
4 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   80
4 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   76
4 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   71
3 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   65
4 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   68
98 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R   56,613
4 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   63
4 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   59
4 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   55
4 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   52
4 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   49
4 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   45
4 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   43
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   40
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   38
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   35
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   33
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   31
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   29
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   27
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   25
42 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   293
500 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   496,770
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 5.125%,
10/01/34
8/23 at 102.00 N/R   182,092
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   135,140
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018,
5.125%, 10/01/48
10/23 at 102.00 N/R   862,690
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   1,006,730
500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B,
5.000%, 7/01/44
7/24 at 100.00 A   503,930
545 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A,
5.000%, 9/15/50, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (6) 545,943

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 AA-   $ 1,005,330
Total Wisconsin 4,796,603
Total Municipal Bonds
(cost $98,453,506) 97,465,763
Total Long-Term Investments
(cost $98,453,506) 97,465,763
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.6%
X – MUNICIPAL BONDS - 1 .6%
X 1,600,000
Colorado - 1.6%
$ 1,600 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Refunding Series 2009C, 3.980%, 11/01/28, (Mandatory Put
8/7/2023) (8)
7/23 at 100.00 AA+ $ 1,600,000
Total Colorado 1,600,000
Total Municipal Bonds
(cost $1,600,000) 1,600,000
Total Short-Term Investments
(cost $1,600,000) 1,600,000
Total Investments
(cost $ 100,053,506 ) - 100 .0% 99,065,763
Other Assets & Liabilities, Net -  (0.0)% (1,545)
Net Assets Applicable to Common Shares - 100% $ 99,064,218
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 97,450,692 $ 15,071 $ 97,465,763
Short-Term Investments:
Municipal Bonds – 1,600,000 – 1,600,000
Total
$ – $ 99,050,692 $ 15,071 $ 99,065,763

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NMI
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.